NOTES PAYABLE – RELATED PARTY (Details Narrative) - USD ($)												1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 01, 2025	Jan. 26, 2024	Jan. 02, 2024	Dec. 27, 2023	Mar. 28, 2023	Jan. 25, 2023	Jan. 27, 2022	May 22, 2020	May 14, 2020	May 01, 2020	Mar. 15, 2017	Feb. 15, 2019	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026
Short-Term Debt [Line Items]
Payments for Loans														$ 14,000	$ 350,000
Business acquisition loan													$ 2,350,000	2,350,000	350,000	$ 2,350,000
Debt Instrument, Maturity Date													Sep. 30, 2026
Repayments of Debt		$ 100,000		$ 100,000									$ 27,265,673
Stock Issued During Period, Shares, Restricted Stock Award, Gross	32,000,000		5,000,000		2,000,000	115,000,000					1,000,000	33,000
Paycheck Protection Program [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage										1.00%
Short-Term Debt													0	0	5,661
Proceeds from Issuance of Debt										$ 50,632
Economic Injury Disaster Loan [Member]
Short-Term Debt [Line Items]
Amount received in grants									$ 4,000
Small Business Administration [Member]
Short-Term Debt [Line Items]
Proceeds from Short-Term Debt								$ 144,900
Debt Instrument, Interest Rate, Stated Percentage								3.75%
Debt Instrument, Periodic Payment								$ 707
Short-Term Debt													$ 101,426	105,678	$ 114,184
AJB Capital Investments, LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date							Jul. 27, 2022
Debt Instrument, Face Amount							$ 550,000
Debt Instrument, Interest Rate, Effective Percentage							10.00%
Stock Issued During Period, Shares, Restricted Stock Award, Gross						5,309,179
AIL [Member]
Short-Term Debt [Line Items]
Business acquisition obligation														$ 2,000,000
Debt Instrument, Maturity Date														Jun. 30, 2026